FundX Investment Trust
235 Montgomery Street, Suite 1049
San Francisco, California 94104-3008

September 27, 2016

VIA EDGAR TRANSMISSION

Ms. Lisa Larkin
Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	FundX Investment Trust (the “Trust”) SEC File Numbers: 333-194652; 811-22951
FundX Sustainable Impact Fund (S000055223)

Dear Ms. Larkin:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 9 to the Trust’s Registration Statement for the purpose of responding to SEC staff comments with respect to a new series to the Trust, the FundX Sustainable Impact Fund.  PEA No. 8 was filed pursuant to Rule 485(a) under the 1933 Act on Form N‑1A on July 15, 2016, and was designated to become effective on September 30, 2016.  The purpose of PEA No. 8 was to add one new series to the Trust, the FundX Sustainable Impact Fund (formerly the “FundX Sustainable Investor Fund”).  This PEA No. 9 supersedes PEA No. 8 and is filed to respond to SEC staff comments with respect to correspondence filed by the Trust on September 20, 2016 and file any outstanding exhibits.
Pursuant to Rule 485(a)(2), the Trust anticipates that this filing shall become effective on or about December 12, 2016.
If you have any questions concerning the foregoing, please contact Lillian Kabakali at (626) 914‑7372.

Sincerely,

/s/ Jason Browne
Jason Browne
President, FundX Investment Trust

cc: Steven G. Cravath, Cravath & Associates, LLC